Restructuring Charges - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Restructuring Cost and Reserve [Line Items]
Severance charge			$ 1,400,000
Restructuring charges	$ 842,000	$ 754,000	2,604,000
Employee retention related charges			600,000
Loss on sublet of Tamarac facility included in restructuring charges			500,000
Commission costs associated with sublease agreement included in restructuring charges			$ 100,000
Payments for restructuring charges	800,000	1,800,000
Accounts Payable and Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities related to restructuring charges	$ 0	$ 300,000